Discontinued Operations (Details)					12 Months Ended
	Jun. 01, 2026 USD ($)	Jun. 01, 2026 CNY (¥)	Oct. 29, 2024 USD ($)	Oct. 29, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Discontinued Operations [Line Items]
Gain on disposal					$ 664,697	$ 2,827,017
Discontinued operations - Zhongrun:
Discontinued Operations [Line Items]
Total consideration			$ 151,285	¥ 1,087,500
Chuangying [Member]
Discontinued Operations [Line Items]
Total consideration	$ 257,588	¥ 1,800,000
Discontinued operations - Zhongrun: | Third Party [Member]
Discontinued Operations [Line Items]
Percentage of equity interest			75.00%	75.00%
Discontinued operations - Chuangying: | Third Party [Member]
Discontinued Operations [Line Items]
Percentage of equity interest	100.00%	100.00%